SCHEDULE OF OTHER INCOME NET (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Other Income and Expenses [Abstract]
Site management income	$ 33,030		$ 39,184
Sublease income			143,590
Machinery rental	225,031
Sale of scrap material/ Mud	119,410	182,397	411,636
Government grants			18,462
Parking fines	(80,028)	(69,051)	(51,538)
Other income (expense)	(7,106)	3,051	26,797
Total other income, net	$ 290,337	$ 116,397	$ 588,131